Trade payables - Narrative (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Trade payables, interest rate	1.55%	1.58%	1.18%
Bottom of range
Disclosure of transactions between related parties [line items]
Trade payables, supplier finance, interest rate		1.00%
Top of range
Disclosure of transactions between related parties [line items]
Trade payables, supplier finance, interest rate		1.50%
Supplier installments
Disclosure of transactions between related parties [line items]
Guarantee payables	R$ 1,082,199	R$ 920,870